As filed with the Securities and Exchange Commission on May 20, 2016

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 113	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 115	☒

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Diana E. McCarthy, Esq.	Craig Carberry, Esq., Secretary
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square, Suite 2000	50 South LaSalle Street
Philadelphia, Pennsylvania 19103	Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 113 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 20th day of May, 2016.

NORTHERN FUNDS

/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No.     to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal Executive Officer)	May 20, 2016
Lloyd A. Wennlund

/s/ Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 20, 2016
Randal Rein

/s/ William L. Bax	Trustee	May 20, 2016
William L. Bax

/s/ Mark G. Doll	Trustee	May 20, 2016
Mark G. Doll

/s/ Eric A. Feldstein	Trustee	May 20, 2016
Eric A. Feldstein

/s/ Sandra Polk Guthman	Trustee	May 20, 2016
Sandra Polk Guthman

/s/ Thomas A. Kloet	Trustee	May 20, 2016
Thomas A. Kloet

/s/ Cynthia R. Plouché	Trustee	May 20, 2016
Cynthia R. Plouché

/s/ Stephen N. Potter	Trustee	May 20, 2016
Stephen N. Potter

/s/ Mary Jacobs Skinner	Trustee	May 20, 2016
Mary Jacobs Skinner

/s/ Casey J. Sylla	Trustee	May 20, 2016
Casey J. Sylla

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase